UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia			30309
(Address of principal executive offices)			(Zip code)

JoEllen Legg ALPS Fund Services, Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2009 – September 30, 2009

Item 1.  Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

September 30, 2009

www.cornercap.com

MANAGER’S REPORT TO SHAREHOLDERS (UNAUDITED)

Dear Shareholders:

Attached are the portfolio valuation and financial reports for the semiannual period ending September 30, 2009.  The details of our performance, holdings, expenses and other fund data can be found in the attached report, our annual prospectus, and our quarterly reports.

We have known extremes over our 30+ years of investing, but none like this. Our returns over this semi-annual period, 4/1/09 to 9/30/09, are the highest that they have ever been in any six month period. The six month returns prior to these results were the lowest that we have ever experienced. The six month bull and bear contiguous returns have been:

	Bull (Six Months	Bear (Six Months
Fund	Ended 9/30/09)	Ended 3/31/09)
CornerCap Balanced Fund	30.67%	-19.57%
CornerCap Small-Cap Value Fund	62.61%	-39.55%
CornerCap Contrarian Fund	50.95%	-36.14%

What really caused this extreme “V” and stomach turning ride? The standard answer is extreme fear followed by a resurgent greed. A more specific explanation would be massive concentrations and investor illiquidity. All of those “too big to fail” financial institutions needed to get bigger. To accelerate growth, the best alternative was to offer products with higher leverage and obfuscating complexity. These included complex mortgages, repackaged risk products, hedge funds, private equity, etc.

Many long term investors assumed that they could acquire greater portions of these products and not have a liquidity problem. They did not correctly quantify their liquidity needs in light of their degree of leverage and investment concentrations. These miscalculations caused huge panic selling. When institutions that are too big to fail begin to fail, suddenly their problem becomes our problem. Even though we were selective with our investments, we also had to pass through the valley of fear.

Over time, simple works better than complex. With simple, the analysis is more straight forward and the surprises fewer. With complex, the costs are greater and the unknowns are more unknowable. To create significant wealth, you need lever-

Semi-Annual | September 30, 2009

age and concentration. They also fuel massive financial failures. Before investing, know whether you are an investor or a speculator. Illiquid investments could (and should) offer much higher return opportunities, but even the most sophisticated investors have been terrible at predicting the illiquity that they can really afford.

For some reason, simple, broadly diversified, unleveraged, low cost, and liquid investments are not that appealing. New products are now and will continue coming to market that solve yesteryear’s fears and run counter to these investment principles. We are not much on predicting the future, but one prediction that we stand behind is that the cycle will repeat itself. Wall Street will survive and will be paid.

Another prediction that we will make is that, over the long term, investment markets will be up and relatively stable. However, over the near term, investment markets will be volatile, mostly unpredictable, but generally regressing back to some long term average.

We have realized these exceptional six month returns and steady longer term returns because we stayed with our disciplined investment process. Our behavior in the investment market will continue to be consistent. Unlike many mutual fund companies, we lost very few of our shareholders in the darkest hour. We appreciate the patience of our long term investors who stayed with us and their investment plan for the unprecedented recovery that started on March 9, 2009.

CornerCap Investment Counsel

November 11, 2009

MANAGER’S REPORT TO SHAREHOLDERS (UNAUDITED)

SEPTEMBER 30, 2009

CORNERCAP BALANCED FUND

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

CORNERCAP SMALL-CAP VALUE FUND

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

CORNERCAP CONTRARIAN FUND

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fee, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2009 through September 30, 2009.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning	Ending	Expense
	Account Value	Account Value	Paid During
	4/01/2009	9/30/2009	Period*
CornerCap Balanced Fund
Actual Fund Return	$1,000	$1,307	$7.52
Hypothetical Fund Return	$1,000	$1,019	$6.58
CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000	$1,626	$9.87
Hypothetical Fund Return	$1,000	$1,018	$7.59
CornerCap Contrarian Fund
Actual Fund Return	$1,000	$1,508	$9.43
Hypothetical Fund Return	$1,000	$1,018	$7.59

*            These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio for Balanced Fund is 1.30%; Small-Cap Value and Contrarian Funds are 1.50%, respectively. The dollar amounts shown as “Expense Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sale load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

SCHEDULE of INVESTMENTS (UNAUDITED)

CORNERCAP BALANCED FUND	SEPTEMBER 30, 2009

	Shares	Value

COMMON STOCKS (61.1%)

Aerospace & Defense (2.3%)
Goodrich Corp.	3,130	$170,084
Raytheon Co.	3,350	160,700
		330,784
Agriculture (2.2%)
Archer-Daniels-Midland Co.	5,700	166,554
Reynolds American, Inc.	3,600	160,272
		326,826
Apparel (3.3%)
Coach, Inc.	7,400	243,608
VF Corp.	3,300	239,019
		482,627
Banks (1.2%)
JPMorgan Chase & Co.	3,850	168,707

Biotechnology (1.6%)
Amgen, Inc.(a)	4,000	240,920

Chemicals (1.3%)
FMC Corp.	3,500	196,875

Commercial Services & Supplies (3.3%)
Apollo Group, Inc.(a)	2,250	165,758
Convergys Corp.(a)	14,180	140,949
R.R. Donnelley & Sons Co.	8,290	176,245
		482,952
Computers (2.7%)
Computer Sciences Corp.(a)	3,550	187,121
Western Digital Corp.(a)	5,840	213,335
		400,456
Electric (2.4%)
NRG Energy, Inc.(a)	7,500	211,425
Public Service Enterprise Group, Inc.	4,650	146,196
		357,621

	Shares	Value

Electronic Equipment & Instruments (1.8%)
Arrow Electronics, Inc.(a)	9,310	$262,077

Electronics (2.8%)
Avnet, Inc.(a)	8,740	226,978
Flextronics International Ltd.(a)	24,290	181,203
		408,181
Food & Staples Retailing (1.0%)
The Kroger Co.	6,800	140,352

Health Care Providers & Services (3.4%)
Aetna, Inc.	5,650	157,239
Cigna Corp.	6,830	191,854
UnitedHealth Group, Inc.	5,940	148,738
		497,831
Health Care Products (0.3%)
CareFusion Corp.(a)	2,050	44,690

Home Appliances (1.7%)
Whirlpool Corp.	3,500	244,860

Household Products (1.1%)
Kimberly-Clark Corp.	2,850	168,093

Insurance (6.4%)
Everest Re Group Ltd.	2,550	223,635
Lincoln National Corp.	8,750	226,713
PartnerRe Ltd.	3,500	269,289
The Travelers Cos., Inc.	4,550	223,997
		943,634
Iron & Steel (1.3%)
Cliffs Natural Resources, Inc.	5,800	187,688

Medical Technology (1.1%)
Medtronic, Inc.	4,500	165,600

Mining (1.4%)
Joy Global, Inc.	4,120	201,633

	Shares	Value

Oil & Gas (10.0%)
ConocoPhillips	3,320	$149,931
Diamond Offshore Drilling, Inc.	2,200	210,144
ENSCO International, Inc.	5,810	247,157
Marathon Oil Corp.	6,530	208,307
National Oilwell Varco, Inc.(a)	6,700	288,971
Transocean Ltd.(a)	2,500	213,825
Valero Energy Corp.	7,350	142,517
		1,460,852
Pharmaceuticals (1.8%)
Cardinal Health, Inc.	4,100	109,880
Pfizer, Inc.	9,050	149,778
		259,658
Retail (0.9%)
Darden Restaurants, Inc.	3,800	129,694

Telecommunications (3.3%)
AT&T, Inc.	5,500	148,555
CenturyTel, Inc.	4,750	159,600
Windstream Corp.	16,850	170,691
		478,846
Toys, Games, & Hobbies (1.3%)
Mattel, Inc.	10,400	191,984

Transportation (1.2%)
Norfolk Southern Corp.	4,090	176,320

Total Common Stocks (Cost $7,479,443)		8,949,761

Principal
Amount

CORPORATE BONDS (17.9%)

Auto Manufacturers (0.5%)
General Motors Liquidation Co.,
7.200%, 01/15/2011(b)	$420,000	64,050

	Principal
	Amount	Value

Banks (2.1%)
Citigroup, Inc.,
7.250%, 10/01/2010	$165,000	$169,746
5.000%, 09/15/2014	150,000	142,799
		312,545
Chemicals (0.7%)
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	102,188

Diversified Financial Services (2.7%)
Allstate Life Global Funding Trusts,
4.250%, 02/26/2010	100,000	100,849
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012 (a)(b)	150,000	25,500
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	156,926
Wells Fargo Financial,
5.500%, 08/01/2012	100,000	106,194
		389,469
Diversified Investments (1.0%)
General Electric Capital,
5.450%, 01/15/2013	140,000	147,586

Health Care Products (1.1%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	159,542

Investment Companies (4.4%)
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	100,000	105,823
Credit Suisse USA,
5.375%, 03/02/2016	250,000	263,220
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	177,712
Morgan Stanley,
5.050%, 01/21/2011	100,000	103,440
		650,195

	Principal
	Amount	Value

Pharmaceuticals (1.2%)
Eli Lilly & Co.,
6.000%, 03/15/2012	$160,000	$176,759

Retail (2.2%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	102,878
Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	219,709
		322,587
Telecommunications (2.0%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	162,022
Verizon VA, Inc.,
4.625%, 03/15/2013	125,000	129,874
		291,896

Total Corporate Bonds (Amortized Cost $2,812,079)		2,616,817

MUNICIPAL BONDS (2.0%)

North Dakota (1.0%)
Grand Forks ND, Build America Revenue Bonds,
4.500%, 09/01/2019	150,000	151,068

Texas (1.0%)
County of Galveston TX, Build America General Obligation Bonds,
4.200%, 02/01/2017	150,000	149,805

Total Municipal Bonds (Amortized Cost $303,221)		300,873

U.S. GOVERNMENT & AGENCY OBLIGATIONS (12.8%)

Federal Farm Credit Bank (1.1%)
FFCB, 4.875%, 09/24/2014	150,000	164,718

Federal Home Loan Mortgage Corp (1.1%)
FHLMC, 4.500%, 01/15/2015	150,000	163,015

	Principal
	Amount	Value

Federal National Mortgage Association (1.1%)
FNMA, 7.125%, 06/15/2010	$150,000	$157,144

U.S. Treasury (9.5%)
U.S. Treasury Inflation Indexed Bonds,
1.875%, 07/15/2015	166,082	171,583
2.625%, 07/15/2017	155,867	169,213
1.625%, 01/15/2018	154,202	155,695
2.125%, 01/15/2019	150,464	157,893
U.S. Treasury Notes,
5.000%, 02/15/2011	100,000	106,039
4.875%, 02/15/2012	280,000	304,608
4.250%, 08/15/2013	150,000	163,594
4.000%, 02/15/2014	155,000	167,691
		1,396,316

Total U.S. Government & Agency Obligations (Amortized Cost $1,767,591)		1,881,193

	Shares

SHORT TERM INVESTMENT (8.2%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.027%	1,195,266	1,195,266

Total Short Term Investment (Cost $1,195,266)		1,195,266

Total Investments (Cost $13,557,600) (102.0%)		14,943,910

Total Liabilities in Excess of Other Assets (-2.0%)		(290,757)

Net Assets (100.0%)		$14,653,153

(a)       Non Income Producing Security.

(b)       Security is in default.

The accompanying notes to the financial statements are an integral part of these financial statements.

SCHEDULE of INVESTMENTS (UNAUDITED)

CORNERCAP SMALL-CAP VALUE FUND	SEPTEMBER 30, 2009

	Shares	Value

COMMON STOCKS (95.2%)

Aerospace & Defense (2.5%)
Esterline Technologies Corp.(a)	9,360	$367,006

Apparel (2.5%)
Deckers Outdoor Corp.(a)	4,320	366,552

Banks (2.4%)
Wilmington Trust Corp.	24,900	353,580

Building Products (2.1%)
Apogee Enterprises, Inc.	20,800	312,416

Chemicals (5.0%)
CF Industries Holdings, Inc.	3,950	340,609
Olin Corp.	23,310	406,526
		747,135
Coal (2.4%)
Alpha Natural Resources, Inc.(a)	10,120	355,212

Diversified Machinery (7.3%)
Cascade Corp.	8,650	231,301
Chart Industries, Inc.(a)	13,960	301,396
Crane Co.	11,165	288,169
Wabtec Corp.	7,000	262,710
		1,083,576
Electronic Equipment & Instruments (4.7%)
Fushi Copperweld, Inc.(a)	34,760	294,070
Mettler-Toledo International, Inc.(a)	4,510	408,561
		702,631
Electronics (2.4%)
TTM Technologies, Inc.(a)	31,000	355,570

Engineering & Construction (4.5%)
EMCOR Group, Inc.(a)	13,900	351,948
KHD Humboldt Wedag International Ltd.(a)	30,800	319,704
		671,652

	Shares	Value

Forest Products & Paper (2.1%)
Buckeye Technologies, Inc.(a)	29,280	$314,174

Health Care Products (2.5%)
Hill-Rom Holdings, Inc.	17,170	373,963

Health Care Providers & Services (9.9%)
Almost Family, Inc.(a)	11,810	351,348
Coventry Health Care, Inc.(a)	16,390	327,144
Kinetic Concepts, Inc.(a)	10,380	383,852
Lincare Holdings, Inc.(a)	13,280	415,000
		1,477,344
Household Durables (2.0%)
Helen of Troy Ltd.(a)	15,230	295,919

Insurance (8.7%)
Hallmark Financial Services, Inc.(a)	39,970	321,759
HCC Insurance Holdings, Inc.	10,257	280,529
The Navigators Group, Inc.(a)	6,160	338,800
Seabright Insurance Holdings(a)	30,590	349,337
		1,290,425
Internet (1.8%)
NutriSystem, Inc.	17,770	271,170

Miscellaneous Manufacturers (1.9%)
EnPro Industries, Inc.(a)	12,420	283,921

Oil & Gas (7.6%)
Helmerich & Payne, Inc.	9,020	356,561
Tesoro Corp.	22,190	332,406
Unit Corp.(a)	10,790	445,087
		1,134,054
Oil & Gas Services (2.4%)
Oceaneering International, Inc.(a)	6,390	362,633

	Shares	Value

Retail (9.1%)
Casey’s General Stores, Inc.	10,950	$343,611
Fred’s, Inc.	24,140	307,302
Regis Corp.	21,200	328,600
Ruby Tuesday, Inc.(a)	43,640	367,449
		1,346,962
Savings & Loans (2.1%)
Astoria Financial Corp.	27,830	307,243

Telecommunications (9.3%)
CommScope, Inc.(a)	11,000	329,230
Harmonic, Inc.(a)	35,610	237,875
Sierra Wireless, Inc.(a)	48,670	485,726
Syniverse Holdings, Inc.(a)	18,650	326,375
		1,379,206
Total Common Stocks (Cost $12,177,589)		14,152,344

SHORT TERM INVESTMENT (4.7%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.027%	707,789	707,789

Total Short Term Investment (Cost $707,789)		707,789

Total Investments (Cost $12,885,378) (99.9%)		14,860,133

Total Other Assets in Excess of Liabilities (0.1%)		8,488

Net Assets (100.0%)		$14,868,621

(a)       Non Income Producing Security.

The accompanying notes to the financial statements are an integral part of these financial statements.

SCHEDULE of INVESTMENTS (UNAUDITED)

CORNERCAP CONTRARIAN FUND	SEPTEMBER 30, 2009

	Shares	Value

COMMON STOCKS (99.9%)

Advertising (1.5%)
Harte-Hanks, Inc.	2,040	$28,213
inVentiv Health, Inc.(a)	1,475	24,677
		52,890
Aerospace & Defense (2.8%)
General Dynamics Corp.	335	21,641
Goodrich Corp.	475	25,812
National Presto Industries, Inc.	260	22,493
Triumph Group, Inc.	615	29,513
		99,459
Agriculture (0.6%)
Reynolds American, Inc.	460	20,479

Airlines (1.0%)
Allegiant Travel Co.(a)	430	16,379
Hawaiian Holdings, Inc.(a)	2,525	20,856
		37,235
Apparel (2.0%)
Coach, Inc.	655	21,563
Deckers Outdoor Corp.(a)	225	19,091
True Religion Apparel, Inc.(a)	1,140	29,560
		70,214
Auto Parts & Equipment (0.8%)
ATC Technology Corp.(a)	985	19,464
Spartan Motors, Inc.	2,015	10,357
		29,821
Banks (1.4%)
Oriental Financial Group, Inc.	2,010	25,527
Southside Bancshares, Inc.	1,066	24,001
		49,528
Beverages (0.7%)
Constellation Brands, Inc. - Class A(a)	1,755	26,589

Biotechnology (1.2%)
Amgen, Inc.(a)	330	19,876
Cambrex Corp.(a)	3,405	21,452
		41,328

	Shares	Value

Building Products (0.7%)
Apogee Enterprises, Inc.	1,690	$25,384

Chemicals (3.8%)
CF Industries Holdings, Inc.	300	25,869
FMC Corp.	400	22,500
Hawkins, Inc.	860	20,090
Innophos Holdings, Inc.	975	18,038
NewMarket Corp.	260	24,190
Terra Industries, Inc.	789	27,355
		138,042
Coal (1.3%)
Alpha Natural Resources, Inc.(a)	710	24,921
Walter Energy, Inc.	360	21,622
		46,543
Commercial Services & Supplies (6.2%)
Apollo Group, Inc.(a)	265	19,523
Cornell Cos., Inc.(a)	910	20,420
Equifax, Inc.	605	17,630
Macquarie Infrastructure Co. LLC	2,520	22,704
McKesson Corp.	435	25,904
Pre-Paid Legal Services, Inc.(a)	430	21,844
Rent-A-Center, Inc.(a)	1,231	23,241
Steiner Leisure Ltd.(a)	560	20,026
TeleTech Holdings, Inc.(a)	1,920	32,755
Total System Services, Inc.	1,145	18,446
		222,493
Computers (4.1%)
Computer Sciences Corp.(a)	380	20,030
Dynamics Research Corp.(a)	1,610	20,962
Hewlett-Packard Co.	615	29,034
International Business Machines Corp.	190	22,726
Lexmark International, Inc.(a)	770	16,586
Western Digital Corp.(a)	993	36,274
		145,612

	Shares	Value

Diversified Financial Services (2.2%)
Investment Technology Group, Inc.(a)	545	$15,216
National Financial Partners Corp.(a)	3,045	26,553
Nelnet, Inc.(a)	1,640	20,402
World Acceptance Corp.(a)	683	17,218
		79,389
Diversified Machinery (0.7%)
Chart Industries, Inc.(a)	1,125	24,289

Electric (2.5%)
CMS Energy Corp.	1,255	16,817
Dominion Resources, Inc.	585	20,182
DPL, Inc.	665	17,357
Exelon Corp.	330	16,375
NRG Energy, Inc.(a)	675	19,028
		89,759
Electrical Equipment & Instruments (0.7%)
Energizer Holdings, Inc.(a)	380	25,209

Electronics (1.4%)
LaBarge, Inc.(a)	2,020	22,725
Multi-Fineline Electronix, Inc.(a)	935	26,844
		49,569
Engineering & Construction (2.8%)
EMCOR Group, Inc.(a)	860	21,775
Foster Wheeler AG(a)	695	22,176
Michael Baker Corp.(a)	490	17,807
Tutor Perini Corp.(a)	905	19,277
VSE Corp.	40	21,065
		102,100
Entertainment (0.6%)
Speedway Motorsports, Inc.	1,480	21,297

Food (1.4%)
American Italian Pasta Co.(a)	565	15,357
Chiquita Brands International, Inc.(a)	1,240	20,038
Dean Foods Co.(a)	790	14,054
		49,449

	Shares	Value

Food & Staples Retailing (2.7%)
BJ’s Wholesale Club, Inc.(a)	505	$18,291
Cal-Maine Foods, Inc.	595	15,929
Fresh Del Monte Produce, Inc.(a)	833	18,834
The Kroger Co.	800	16,512
Safeway, Inc.	700	13,804
Spartan Stores, Inc.	980	13,847
		97,217
Forest Products & Paper (1.4%)
Rock-Tenn Co.	550	25,910
Schweitzer-Mauduit International, Inc.	430	23,375
		49,285
Health Care Products (1.1%)
Cantel Medical Corp.(a)	1,240	18,674
Varian Medical Systems, Inc.(a)	510	21,486
		40,160
Health Care Providers & Services (5.6%)
Amedisys, Inc.(a)	530	23,123
Centene Corp.(a)	980	18,561
Cigna Corp.	750	21,068
Community Health Systems, Inc.(a)	670	21,393
Humana, Inc.(a)	595	22,194
Kinetic Concepts, Inc.(a)	665	24,592
LifePoint Hospitals, Inc.(a)	1,035	28,006
Lincare Holdings, Inc.(a)	600	18,750
Universal Health Services, Inc.	345	21,366
		199,053
Home Furnishings (0.9%)
Tempur-Pedic International, Inc.(a)	1,725	32,672

Household Durables (0.5%)
Helen of Troy Ltd.(a)	995	19,333

Household Products (1.4%)
Ennis, Inc.	1,560	25,163
Jarden Corp.	850	23,860
		49,023

	Shares	Value

Insurance (7.0%)
American Physicians Service Group, Inc.	800	$18,432
Amerisafe, Inc.(a)	1,235	21,304
AmTrust Financial Services, Inc.	1,755	20,025
Assurant, Inc.	475	15,229
CNA Surety Corp.(a)	1,235	20,007
Endurance Specialty Holdings Ltd.	620	22,611
Hallmark Financial Services, Inc.(a)	3,000	24,150
PartnerRe Ltd.	290	22,313
Reinsurance Group of America, Inc.	550	24,529
Seabright Insurance Holdings(a)	2,200	25,123
Torchmark Corp.	450	19,544
Unum Group	885	18,974
		252,241
Internet (2.6%)
Earthlink, Inc.	3,015	25,356
eBay, Inc.(a)	1,175	27,742
j2 Global Communications, Inc.(a)	1,010	23,240
NutriSystem, Inc.	1,225	18,694
		95,032
Leisure Time (0.7%)
Ambassadors Group, Inc.	1,510	23,632

Materials & Construction (0.6%)
Comfort Systems USA, Inc.	1,710	19,819

Media (1.5%)
Gannett Co., Inc.	2,455	30,712
Time Warner Cable, Inc.	570	24,561
		55,273
Mining (1.5%)
Bucyrus International, Inc.	910	32,414
Joy Global, Inc.	450	22,023
		54,437
Miscellaneous Manufacturers (0.6%)
AZZ, Inc.(a)	575	23,098

	Shares	Value

Oil & Gas (6.0%)
Chevron Corp.	185	$13,030
ConocoPhillips	270	12,193
EnCana Corp.	380	21,892
Energen Corp.	500	21,550
ENSCO International, Inc.	375	15,953
National Oilwell Varco, Inc.(a)	540	23,290
Pride International, Inc.(a)	790	24,047
Sempra Energy	385	19,177
Tesoro Corp.	1,585	23,742
UGI Corp.	730	18,294
Valero Energy Corp.	1,050	20,360
		213,528
Oil & Gas Services (1.8%)
Matrix Service Co.(a)	1,645	17,881
Oil States International, Inc.(a)	575	20,200
Superior Energy Services, Inc.(a)	1,140	25,673
		63,754
Packaging & Containers (1.3%)
Bway Holding Co.(a)	1,120	20,731
Pactiv Corp.(a)	950	24,748
		45,479
Pharmaceuticals (2.9%)
Eli Lilly & Co.	480	15,855
Endo Pharmaceuticals Holdings, Inc.(a)	835	18,896
Forest Laboratories, Inc.(a)	720	21,197
Herbalife Ltd.	610	19,971
Omnicare, Inc.	610	13,737
Pfizer, Inc.	820	13,571
		103,227
REITS (0.0%)(b)
Walter Investment Management Corp.	45	721

Retail (8.5%)
Big Lots, Inc.(a)	810	20,266
Brinker International, Inc.	1,040	16,359
Cabela’s, Inc.(a)	1,575	21,010
Carrols Restaurant Group, Inc.(a)	2,605	19,694

	Shares	Value

Retail (continued)
CEC Entertainment, Inc.(a)	775	$20,041
Darden Restaurants, Inc.	480	16,382
Dress Barn, Inc.(a)	1,300	23,309
The Gap, Inc.	1,435	30,708
The Gymboree Corp.(a)	675	32,657
Jos. A. Bank Clothiers, Inc.(a)	405	18,132
Kirkland’s, Inc.(a)	1,670	23,797
Nu Skin Enterprises, Inc. - Class A	1,120	20,754
PetSmart, Inc.	885	19,249
RadioShack Corp.	1,280	21,210
		303,568
Savings & Loans (0.7%)
Flushing Financial Corp.	2,105	23,997

Software (2.1%)
Acxiom Corp.(a)	2,180	20,623
American Reprographics Co.(a)	2,000	19,040
CSG Systems International, Inc.(a)	905	14,489
SYNNEX Corp.(a)	730	22,250
		76,402
Telecommunications (3.0%)
AT&T, Inc.	645	17,421
Black Box Corp.	785	19,696
CenturyTel, Inc.	630	21,168
Harris Corp.	490	18,424
Premiere Global Services, Inc.(a)	1,610	13,379
Syniverse Holdings, Inc.(a)	1,020	17,850
		107,938
Toys, Games, & Hobbies (0.6%)
RC2 Corp.(a)	1,530	21,803

Transportation (2.2%)
Atlas Air Worldwide Holdings, Inc.(a)	830	26,535
Kirby Corp.(a)	645	23,749
Tidewater, Inc.	600	28,254
		78,538

	Shares	Value

Trucking (0.8%)
Textainer Group Holdings Ltd.	1,775	$28,418

Wholesale Distribution (1.5%)
Core-Mark Holding Co., Inc.(a)	945	27,027
WESCO International, Inc.(a)	925	26,640
		53,667

Total Common Stocks (Cost $3,139,846)		3,577,993

SHORT TERM INVESTMENT (0.8%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.027%	29,158	29,158

Total Short Term Investment (Cost $29,158)		29,158

Total Investments (Cost $3,169,004) (100.7%)		3,607,151

Total Liabilities in Excess of Other Assets (-0.7%)		(23,918)

Net Assets (100.0%)		$3,583,233

(a)       Non Income Producing Security.

(b)       Less than 0.05% of Total Net Assets.

Common Abbreviations:

AG — Aktiengesellshaft is a German term for public company.

REITs — Real Estate Investment Trusts.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP Balanced FUND	SEPTEMBER 30, 2009

Assets:
Investments, at market value, (Cost $13,557,600)	$14,943,910
Dividends and interest receivable	51,813
Total assets	14,995,723

Liabilities:
Payable for investments purchased	324,190
Payable for fund shares redeemed	3,000
Advisory fee payable	11,831
Operating services fee payable	3,549
Total liabilities	342,570

Net assets	$14,653,153

Net asset value and offering price per share:
($14,653,153 / 1,211,414 shares outstanding)	$12.10
Redemption price per share*	$11.98

Net assets consist of:
Paid-in capital	$14,850,519
Undistributed net investment income	496,894
Accumulated net realized loss on investments	(2,080,570)
Net unrealized appreciation in value of investments	1,386,310
Net assets	$14,653,153

*  A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP SMALL-CAP VALUE FUND	SEPTEMBER 30, 2009

Assets:
Investments, at market value, (Cost $12,885,378)	$14,860,133
Dividends and interest receivable	1,499
Receivable for fund shares subscribed	25,000
Total assets	14,886,632

Liabilities:
Advisory fee payable	12,007
Operating services fee payable	6,004
Total liabilities	18,011

Net assets	$14,868,621

Net asset value and offering price per share:
($14,868,621 / 1,567,889 shares outstanding)	$9.48
Redemption price per share*	$9.39

Net assets consist of:
Paid-in capital	$17,584,098
Undistributed net investment loss	(48,256)
Accumulated net realized loss on investments	(4,641,976)
Net unrealized appreciation in value of investments	1,974,755
Net assets	$14,868,621

*  A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP CONTRARIAN FUND	SEPTEMBER 30, 2009

Assets:
Investments, at market value, (Cost $3,169,004)	$3,607,151
Dividends and interest receivable	1,958
Receivable for investments sold	42,282
Total assets	3,651,391

Liabilities:
Payable for investments purchased	63,839
Advisory fee payable	2,879
Operating services fee payable	1,440
Total liabilities	68,158

Net assets	$3,583,233

Net asset value and offering price per share:
($3,583,233 / 450,338 shares outstanding)	$7.96
Redemption price per share*	$7.88

Net assets consist of:
Paid-in capital	$5,353,892
Undistributed net investment income	1,824
Accumulated net realized loss on investments	(2,210,630)
Net unrealized appreciation in value of investments	438,147
Net assets	$3,583,233

*  A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS (UNAUDITED)

CORNERCAP BALANCED FUND	SIX MONTHS ENDED SEPTEMBER 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $102)	$96,012
Interest	160,197

Total income	256,209

Expenses:
Advisory fees	65,070
Operating services fees	19,521

Total expenses	84,591

Net investment income	171,618

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	(636,688)
Change in unrealized appreciation/(depreciation) of investments	3,849,306

Net gain on investments	3,212,618

Net increase in net assets resulting from operations	$3,384,236

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS (UNAUDITED)

CORNERCAP SMALL-CAP VALUE FUND	SIX MONTHS ENDED SEPTEMBER 30, 2009

Investment income:
Dividends	$46,480
Interest	264

Total income	46,744

Expenses:
Advisory fees	63,333
Operating services fees	31,667

Total expenses	95,000

Net investment loss	(48,256)

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	(1,485,289)
Change in unrealized appreciation/(depreciation) of investments	7,274,936

Net gain on investments	5,789,647

Net increase in net assets resulting from operations	$5,741,391

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS (UNAUDITED)

CORNERCAP CONTRARIAN FUND	SIX MONTHS ENDED SEPTEMBER 30, 2009

Investment income:
Dividends (net of foreign withholding taxes of $33)	$20,324
Interest	11

Total income	20,335

Expenses:
Advisory fees	15,673
Operating services fees	7,837

Total expenses	23,510

Net investment loss	(3,175)

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	(33,129)
Change in unrealized appreciation/(depreciation) of investments	1,255,602

Net gain on investments	1,222,473

Net increase in net assets resulting from operations	$1,219,298

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP BALANCED FUND

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
Operations:
Net investment income	$171,618	$350,676
Net realized loss on investments	(636,688)	(1,367,478)
Change in unrealized appreciation/(depreciation) of investments	3,849,306	(3,436,993)
Net increase/(decrease) in net assets resulting from operations	3,384,236	(4,453,795)

Distributions to shareholders:
Net investment income	—	(109,275)
Capital gains	—	(390,725)
Total distributions	—	(500,000)

Capital share transactions:
Increase/(decrease) in net assets resulting from capital share transactions (note 2)	289,905	(917,996)
Redemption fees	11	94
Net increase/(decrease) from capital shares transactions	289,916	(917,902)

Total increase/(decrease) in net assets	3,674,152	(5,871,697)

Net assets:
Beginning of year	10,979,001	16,850,698
End of period (including undistributed net investment income of $496,894 and $325,276, respectively)	$14,653,153	$10,979,001

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP SMALL-CAP VALUE FUND

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
Operations:
Net investment loss	$(48,256)	$(73,331)
Net realized loss on investments	(1,485,289)	(3,156,687)
Change in unrealized appreciation/(depreciation) of investments	7,274,936	(4,245,261)
Net increase/(decrease) in net assets resulting from operations	5,741,391	(7,475,279)

Distributions to shareholders:
Net investment income	—	(21,533)
Capital gains	—	(366,165)
Total distributions	—	(387,698)

Capital share transactions:
Decrease in net assets resulting from capital share transactions (note 2)	(48,693)	(1,324,399)
Redemption fees	100	3
Net decrease from capital shares transactions	(48,593)	(1,324,396)

Total increase/(decrease) in net assets	5,692,798	(9,187,373)

Net assets:
Beginning of year	9,175,823	18,363,196
End of period (including undistributed net investment income/loss of $(48,256) and $0, respectively)	$14,868,621	$9,175,823

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP CONTRARIAN FUND

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
Operations:
Net investment income/(loss)	$(3,175)	$4,640
Net realized loss on investments	(33,129)	(1,810,956)
Change in unrealized appreciation/(depreciation) of investments	1,255,602	(408,158)
Net increase/(decrease) in net assets resulting from operations	1,219,298	(2,214,474)

Distributions to shareholders:
Net investment income	—	(586)
Total distributions	—	(586)

Capital share transactions:
Decrease in net assets resulting from capital share transactions (note 2)	(40,581)	(786,802)
Redemption fees	9	—
Net decrease from capital shares transactions	(40,572)	(786,802)

Total increase/(decrease) in net assets	1,178,726	(3,001,862)

Net assets:
Beginning of year	2,404,507	5,406,369
End of period (including undistributed net investment income of $1,824 and $4,999, respectively)	$3,583,233	$2,404,507

The accompanying notes to the financial statements are an integral part of these financial statements.

CORNERCAP GROUP OF FUNDS

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FINANCIAL HIGHLIGHTS

CORNERCAP BALANCED FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2009
	(Unaudited)
Per share operating performance
Net asset value, beginning of year	$9.26

Income from investment operations:
Net investment income	0.14
Net realized and unrealized gain/(loss) on investments	2.70

Total income/(loss) from investment operations	2.84

Dividends and distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gain on investments	—

Total dividends and distributions to shareholders	—

Paid-in capital from redemption fees	0.00	(a)

Net asset value, end of period	$12.10

Total return	30.67	%(b)

Ratios and supplemental data:
Net assets, end of period (in 000s)	$14,653

Ratios to average net assets:
Expenses	1.30	%(c)
Net investment income	2.64	%(c)

Portfolio turnover rate	19	%(b)

(a)       Less than $0.005 per share.

(b)       Not Annualized.

(c)        Annualized.

(d)       Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.31% and 1.95%, respectively.

	Year Ended March 31,
	2009	2008	2007		2006	2005

Per share operating performance
Net asset value, beginning of year	$13.36	$14.81	$14.00		$13.22	$12.80

Income from investment operations:
Net investment income	0.30	0.30	0.24		0.21	0.31
Net realized and unrealized gain/(loss) on investments	(3.97)	(0.56)	1.17		0.77	0.56

Total income/(loss) from investment operations	(3.67)	(0.26)	1.41		0.98	0.87

Dividends and distributions to shareholders:
Distributions from net investment income	(0.09)	(0.32)	(0.37)		—	(0.45)
Distributions from net realized gain on investments	(0.34)	(0.87)	(0.23)		(0.20)	—

Total dividends and distributions to shareholders	(0.43)	(1.19)	(0.60)		(0.20)	(0.45)

Paid-in capital from redemption fees	0.00 (a)	0.00 (a)	0.00	(a)	—	—

Net asset value, end of period	$9.26	$13.36	$14.81		$14.00	$13.22

Total return	(27.63)%	(2.20)%	10.17%		7.43%	6.86%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$10,979	$16,851	$19,256		$14,720	$11,003

Ratios to average net assets:
Expenses	1.30%	1.30%	1.30	%(d)	1.30%	1.30%
Net investment income	2.51%	1.91%	1.96	%(d)	1.72%	2.07%

Portfolio turnover rate	34%	21%	22%		20%	19%

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP SMALL-CAP VALUE FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2009
	(Unaudited)
Per share operating performance
Net asset value, beginning of year	$5.83

Income from investment operations:
Net investment income/(loss)	(0.03)
Net realized and unrealized gain/(loss) on investments	3.68

Total income/(loss) from investment operations	3.65

Dividends and distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gain on investments	—

Total dividends and distributions to shareholders	—

Paid-in capital from redemption fees	0.00	(a)

Net asset value, end of period	$9.48

Total return	62.61	%(b)

Ratios and supplemental data:
Net assets, end of period (in 000s)	$14,869

Ratios to average net assets:
Expenses	1.50	%(c)
Net investment income/(loss)	(0.76	)%(c)

Portfolio turnover rate	30	%(b)

(a)       Less than $0.005 per share.

(b)       Not Annualized.

(c)        Annualized.

(d)       Less than 0.005% of average net assets.

(e)        Ratio of expenses and net investment loss to average net assets, before waiver by advisor, are 1.56% and (0.06)%, respectively.

	Year Ended March 31,
	2009	2008	2007		2006	2005

Per share operating performance
Net asset value, beginning of year	$10.64	$14.07	$13.39		$15.13	$14.55

Income from investment operations:
Net investment income/(loss)	(0.05)	0.01	0.00	(a)	0.04	(0.04)
Net realized and unrealized gain/(loss) on investments	(4.53)	(1.45)	1.30		0.79	1.15

Total income/(loss) from investment operations	(4.58)	(1.44)	1.30		0.83	1.11

Dividends and distributions to shareholders:
Distributions from net investment income	(0.01)	—	0.00	(a)	—	—
Distributions from net realized gain on investments	(0.22)	(1.99)	(0.62)		(2.57)	(0.53)

Total dividends and distributions to shareholders	(0.23)	(1.99)	(0.62)		(2.57)	(0.53)

Paid-in capital from redemption fees	0.00 (a)	0.00 (a)	—		—	—

Net asset value, end of period	$5.83	$10.64	$14.07		$13.39	$15.13

Total return	(43.19)%	(10.91)%	9.92%		6.05%	7.71%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$9,176	$18,363	$21,101		$20,329	$20,852

Ratios to average net assets:
Expenses	1.50%	1.48%	1.50	%(e)	1.50%	1.50%
Net investment income/(loss)	(0.51)%	0.11%	0.00	%(d)(e)	0.03%	(0.27)%

Portfolio turnover rate	47%	55%	35%		27%	38%

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP CONTRARIAN FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2009
	(Unaudited)
Per share operating performance
Net asset value, beginning of year	$5.28

Income from investment operations:
Net investment income/(loss)	(0.01)
Net realized and unrealized gain/(loss) on investments	2.69

Total income/(loss) from investment operations	2.68

Dividends and distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gain on investments	—

Total dividends and distributions to shareholders	—

Paid-in capital from redemption fees	0.00	(a)

Net asset value, end of period	$7.96

Total return	50.76	%(b)

Ratios and supplemental data:
Net assets, end of period (in 000s)	$3,583

Ratios to average net assets:
Expenses, after waiver	1.50	%(c)
Expenses, before waiver	N/A
Net investment income/(loss), after waiver	(0.20	)%(c)
Net investment income, before waiver	N/A

Portfolio turnover rate	34	%(b)

(a)       Less than $0.005 per share.

(b)       Not Annualized.

(c)        Annualized.

	Year Ended March 31,
	2009	2008	2007	2006	2005

Per share operating performance
Net asset value, beginning of year	$9.46	$11.98	$10.83	$9.78	$8.82

Income from investment operations:
Net investment income/(loss)	0.01	0.03	0.15	0.04	0.03
Net realized and unrealized gain/(loss) on investments	(4.19)	(1.14)	1.06	1.06	0.93

Total income/(loss) from investment operations	(4.18)	(1.11)	1.21	1.10	0.96

Dividends and distributions to shareholders:
Distributions from net investment income	0.00 (a)	(0.13)	(0.06)	(0.05)	—
Distributions from net realized gain on investments	—	(1.28)	—	—	—

Total dividends and distributions to shareholders	—	(1.41)	(0.06)	(0.05)	—

Paid-in capital from redemption fees	—	—	—	—	—

Net asset value, end of period	$5.28	$9.46	$11.98	$10.83	$9.78

Total return	(44.17)%	(10.45)%	11.19%	11.27%	10.88%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$2,405	$5,406	$5,635	$4,966	$4,330

Ratios to average net assets:
Expenses, after waiver	1.50%	1.49%	1.50%	1.50%	1.72%
Expenses, before waiver	N/A	N/A	N/A	N/A	1.80%
Net investment income/(loss), after waiver	0.11%	0.31%	1.33%	0.40%	0.32%
Net investment income, before waiver	N/A	N/A	N/A	N/A	0.24%

Portfolio turnover rate	134%	138%	44%	49%	154%

The accompanying notes to the financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income.  Management has evaluated subsequent event material through November 20, 2009, the issuance of the financial statements. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation — Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other — Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method.

C. Federal Income Taxes — It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Management has concluded that the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Georgia. The statute of limitations on the Funds’ federal tax return filings remains open for the years ended March 31, 2006 through March 31, 2008. The Funds’ Georgia tax return filings also remain open for the years ended March 31, 2006 through March 31, 2008. To our knowledge, there are no federal or Georgia income tax returns currently under examination.

Each of the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

E. Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements and Disclosures — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2009.

CornerCap Balanced Fund:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1 – Quoted Prices
Common Stocks	$8,949,761	—
Short Term Investment	1,195,266	—
Level 2 – Other Significant Observable Inputs
Corporate Bonds	2,616,817	—
Municipal Bonds	300,873	—
U.S. Government & Agency Obligations	1,881,193	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$14,943,910	—

CornerCap Small-Cap Value Fund:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1 – Quoted Prices
Common Stocks	$14,152,344	—
Short Term Investment	707,789	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$14,860,133	—

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CornerCap Contrarian Fund:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1 – Quoted Prices
Common Stocks	$3,577,993	—
Short Term Investment	29,158	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,607,151	—

(a)       Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the six months ended September 30, 2009, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

G. New Accounting Pronouncements — In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. SHARES OF BENEFICIAL INTEREST

On September 30, 2009, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Value	Shares	Value
Shares Sold	59,581	$659,553	80,298	$973,444
Share Issued in Reinvestment of Dividends	—	—	51,293	498,564
Total	59,581	659,553	131,591	1,472,008
Less Shares Redeemed	(34,126)	(369,648)	(206,530)	(2,390,004)
Net Increase/(Decrease)	25,455	$289,905	(74,939)	$(917,996)

CornerCap Small-Cap Value Fund:

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Value	Shares	Value
Shares Sold	42,319	$339,684	178,658	$1,300,462
Share Issued in Reinvestment of Dividends	—	—	60,838	385,712
Total	42,319	339,684	239,496	1,686,174
Less Shares Redeemed	(47,019)	(388,377)	(392,542)	(3,010,573)
Net Decrease	(4,700)	$(48,693)	(153,046)	$(1,324,399)

CornerCap Contrarian Fund:

	Six Months Ended		Year Ended
	September 30, 2009		March 31, 2009
	Shares	Value	Shares	Value
Shares Sold	4,457	$29,733	40,324	$279,709
Share Issued in Reinvestment of Dividends	—	—	101	586
Total	4,457	29,733	40,425	280,295
Less Shares Redeemed	(9,516)	(70,314)	(156,805)	(1,067,097)
Net Decrease	(5,059)	$(40,581)	(116,380)	$(786,802)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at September 30, 2009, were as follows:

	CornerCap	CornerCap	CornerCap
	Balanced	Small-Cap Value	Contrarian
	Fund	Fund	Fund
Gross appreciation (excess of value over tax cost)	$2,285,648	$3,028,312	$699,629
Gross depreciation (excess of tax cost over value)	(899,338)	(1,296,563)	(261,482)
Net unrealized appreciation (depreciation)	1,386,310	1,731,749	438,147
Cost of investments for income tax purposes	$13,557,600	$12,885,378	$3,169,004

4. DISTRIBUTIONS TO SHAREHOLDERS

CornerCap Balanced Fund:

The tax character of distributions paid for the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$109,275
Long-term capital gains	390,725
Total	$500,000

Post October Losses — Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2009, the Fund elected to defer capital losses occurring between November 1, 2008 and March 31, 2009 in the amount of $1,444,106.

CornerCap Small-Cap Value Fund:

The tax character of distributions paid for the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$21,533
Long-term capital gains	366,165
Total	$387,698

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Post October Loss — Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2009, the Fund elected to defer capital losses occurring between November 1, 2008 and March 31, 2009 in the amount of $2,746,786.

Capital Loss Carryforwards — At March 31, 2009, the Fund had available for Federal income tax purposes unused capital losses of $409,901, which expire March 31, 2017.

CornerCap Contrarian Fund:

The tax character of distributions paid for the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary Income	$586
Long-Term Capital Gains	—
Total	$586

Post October Loss — Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2009, the Fund elected to defer capital losses occurring between November 1, 2008 and March 31, 2009 in the amount of $1,262,616.

Capital Loss Carryforwards — At March 31, 2009, the Fund had available for Federal income tax purposes unused capital losses of $914,885, which expire March 31, 2017.

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. For the six months ended September 30, 2009, the Advisor earned an Advisory Fee of $65,070, $63,333 and $15,673 from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively. At September 30, 2009, the Funds owed the Advisor $11,831, $12,007 and $2,879 for Advisory Fees from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively.

In addition, each Fund and the Advisor have an Operating Services Agreement whereby

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the Advisor receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of .30%, .50% and .50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively. For the six months ended September 30, 2009, the Advisor earned an Operating Services Fee of $19,521, $31,667 and $7,837 from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively. At September 30, 2009, the Funds owed the Advisor $3,549, $6,004 and $1,440 for Operating Services Fees from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Contrarian Fund, respectively.

B. On August 1, 2005, the Funds and the Advisor entered into the following agreements whereby the Advisor pays any associated fees from the Operating Services Fees it receives from the Funds: 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services; 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing and bookkeeping services; and 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

6. PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund — For the six months ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $1,828,924 and $2,785,971, respectively. Purchase and sales of U.S. government and agency securities, other than short-term securities, for the six months ended September 30, 2009, were $470,944 and $150,000, respectively.

CornerCap Small-Cap Value Fund — For the six months ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $3,560,167 and $3,902,545, respectively.

CornerCap Contrarian Fund — For the six months ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $1,044,824 and $1,081,448, respectively.

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2009, Charles Schwab & Co. held approximately 34.20% of the CornerCap Balanced Fund’s shares.

ADDITIONAL INFORMATION (UNAUDITED)

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s web-site at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3. COMPENSATION OF TRUSTEES

The Independent Trustees of the Funds receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee will normally meet twice a year.

RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the “Board”), including all of the Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements (the “Agreements”) and consider whether or not to reapprove them for an additional year. At its meeting on May 21, 2009, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds’ Agreements.

The nature, extent, and quality of the services provided by the Advisor.  In this regard, the Board considered the responsibilities the Advisor would have under each of the Agreements. The Board reviewed the services being provided by the Advisor to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its efforts during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. After reviewing the foregoing information and further information in the Advisor Memorandum, the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for each of the Funds.

The investment performance of the Funds and the Advisor.  In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices. The Board also considered the consistency of the Advisor’s management of the Funds with the Funds’ investment objective and policies. Among other things, the Board considered the Funds’ short-term and long-term performance. After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and separate accounts, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of each Fund and the Advisor was satisfactory.

The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds. In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset levels of the Funds; and the overall fees and expenses of the Funds, including the Funds’ unified fee structures. The Board also considered the Advisor’s past and future expected profitability (or lack thereof) with respect to the Funds. The Board then reviewed the fees and expenses of each Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund, and the nature of its investment strategy, among other factors. Specifically, the

Board determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Board determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by each Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefits of the Funds’ investors.  Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangements were fair and reasonable, and that each Fund’s unified fee structure provided for savings and protection for shareholders at lower asset levels.

CORNERCAP GROUP OF FUNDS

This Page Intentionally Left Blank

CORNERCAP GROUP OF FUNDS

This Page Intentionally Left Blank

CornerCap
GROUP OF FUNDS

WWW.CORNERCAP.COM

888-813-8637

ALPS
DISTRIBUTORS, INC.

Funds distributed by ALPS Distributors, Inc.

*This report has been prepared for CornerCap Funds' shareholders and may be distributed to others only if preceded or accompanied by a prospectus.*

Item 2.  Code of Ethics.

Not applicable to this report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.  Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10.  Submission of Matters to Vote of Security Holders.

Not applicable.

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Item 11.  Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable to this report.

(a)(2)                    The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)                    Not applicable.

(b)                                 A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Financial Officer

Date:	December 4, 2009

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